9. COMMON STOCK (Details 1)	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares shares
Option Outstanding
Number of Options | shares	13,208,000
Aggregate Intrinsic Value, (C$) | $	$ 192,400
Number of Options Exercisable
Number of Options Exercisable | shares	12,658,000
Aggregate Intrinsic Value ($C) | $	$ 192,400
Stock Option One [Member]
Option Outstanding
Number of Options | shares	200,000
Exercise Price, ($C) | $ / shares	$ 3.47
Aggregate Intrinsic Value, (C$) | $	$ 0
Expiry Date	Jan. 04, 2016
Number of Options Exercisable
Number of Options Exercisable | shares	200,000
Aggregate Intrinsic Value ($C) | $	$ 0
Stock Option Two [Member]
Option Outstanding
Number of Options | shares	125,000
Exercise Price, ($C) | $ / shares	$ 2.94
Aggregate Intrinsic Value, (C$) | $	$ 0
Expiry Date	Mar. 08, 2016
Number of Options Exercisable
Number of Options Exercisable | shares	125,000
Aggregate Intrinsic Value ($C) | $	$ 0
Stock Option Three [Member]
Option Outstanding
Number of Options | shares	150,000
Exercise Price, ($C) | $ / shares	$ 2.05
Aggregate Intrinsic Value, (C$) | $	$ 0
Expiry Date	Jul. 07, 2016
Number of Options Exercisable
Number of Options Exercisable | shares	150,000
Aggregate Intrinsic Value ($C) | $	$ 0
Stock Option Four [Member]
Option Outstanding
Number of Options | shares	100,000
Exercise Price, ($C) | $ / shares	$ 2.23
Aggregate Intrinsic Value, (C$) | $	$ 0
Expiry Date	Jul. 15, 2016
Number of Options Exercisable
Number of Options Exercisable | shares	100,000
Aggregate Intrinsic Value ($C) | $	$ 0
Stock Option Five [Member]
Option Outstanding
Number of Options | shares	1,533,000
Exercise Price, ($C) | $ / shares	$ 1.25
Aggregate Intrinsic Value, (C$) | $	$ 0
Expiry Date	Jan. 06, 2017
Number of Options Exercisable
Number of Options Exercisable | shares	1,533,000
Aggregate Intrinsic Value ($C) | $	$ 0
Stock Option Six [Member]
Option Outstanding
Number of Options | shares	100,000
Exercise Price, ($C) | $ / shares	$ 0.73
Aggregate Intrinsic Value, (C$) | $	$ 0
Expiry Date	Jun. 18, 2017
Number of Options Exercisable
Number of Options Exercisable | shares	100,000
Aggregate Intrinsic Value ($C) | $	$ 0
Stock Option Seven [Member]
Option Outstanding
Number of Options | shares	4,480,000
Exercise Price, ($C) | $ / shares	$ 0.56
Aggregate Intrinsic Value, (C$) | $	$ 0
Expiry Date	Mar. 15, 2018
Number of Options Exercisable
Number of Options Exercisable | shares	4,480,000
Aggregate Intrinsic Value ($C) | $	$ 0
Stock Option Eight [Member]
Option Outstanding
Number of Options | shares	50,000
Exercise Price, ($C) | $ / shares	$ 0.32
Aggregate Intrinsic Value, (C$) | $	$ 0
Expiry Date	Apr. 09, 2018
Number of Options Exercisable
Number of Options Exercisable | shares	50,000
Aggregate Intrinsic Value ($C) | $	$ 0
Stock Option Nine [Member]
Option Outstanding
Number of Options | shares	150,000
Exercise Price, ($C) | $ / shares	$ 0.34
Aggregate Intrinsic Value, (C$) | $	$ 0
Expiry Date	Jun. 27, 2018
Number of Options Exercisable
Number of Options Exercisable | shares	150,000
Aggregate Intrinsic Value ($C) | $	$ 0
Stock Option Ten [Member]
Option Outstanding
Number of Options | shares	2,245,000
Exercise Price, ($C) | $ / shares	$ 0.30
Aggregate Intrinsic Value, (C$) | $	$ 0
Expiry Date	Dec. 19, 2018
Number of Options Exercisable
Number of Options Exercisable | shares	2,245,000
Aggregate Intrinsic Value ($C) | $	$ 0
Stock Option Eleven [Member]
Option Outstanding
Number of Options | shares	2,405,000
Exercise Price, ($C) | $ / shares	$ 0.21
Aggregate Intrinsic Value, (C$) | $	$ 192,400
Expiry Date	Dec. 22, 2019
Number of Options Exercisable
Number of Options Exercisable | shares	2,405,000
Aggregate Intrinsic Value ($C) | $	$ 192,400
Stock Option Twelve [Member]
Option Outstanding
Number of Options | shares	100,000
Exercise Price, ($C) | $ / shares	$ 0.38
Aggregate Intrinsic Value, (C$) | $	$ 0
Expiry Date	Jul. 12, 2020
Number of Options Exercisable
Number of Options Exercisable | shares	50,000
Aggregate Intrinsic Value ($C) | $	$ 0
Stock Option Thirteen [Member]
Option Outstanding
Number of Options | shares	500,000
Exercise Price, ($C) | $ / shares	$ 0.35
Aggregate Intrinsic Value, (C$) | $	$ 0
Expiry Date	Nov. 15, 2020
Number of Options Exercisable
Number of Options Exercisable | shares	0
Aggregate Intrinsic Value ($C) | $	$ 0
Stock Option Fourteen [Member]
Option Outstanding
Number of Options | shares	1,070,000
Exercise Price, ($C) | $ / shares	$ 0.33
Aggregate Intrinsic Value, (C$) | $	$ 0
Expiry Date	Dec. 03, 2020
Number of Options Exercisable
Number of Options Exercisable | shares	1,070,000
Aggregate Intrinsic Value ($C) | $	$ 0